Acquisition (Details)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Apr. 30, 2011 Baoding Zhongtai CNY	Dec. 31, 2011 Baoding Zhongtai USD ($)	Dec. 31, 2011 Baoding Zhongtai CNY	Apr. 08, 2011 Baoding Zhongtai CNY
Acquisition
Aggregate consideration, net						80,000,000
Percentage of ownership acquired						80.00%
Noncontrolling interest (as a percent)						20.00%
Total assets						184,382,000
Total liabilities						(99,129,000)
Net assets acquired						85,253,000
Less: noncontrolling interest						17,051,000
Deemed cash consideration						16,000,000
Gain on bargain purchase	$ 8,294,000	52,202,000	52,202,000	$ 8,294,000	52,202,000